Assets and Liabilities Measured at Fair Value on a Recurring Basis - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total realized and unrealized gains included in changes in net assets	$ 363.7	$ 311.5
Mortgage Loans Payable
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(2,238.3)	(2,332.1)
Total realized and unrealized gains included in changes in net assets	79.4	15.9
Purchases	(817.9)	(17.7)
Settlements	368.8	95.6
Ending balance	(2,608.0)	(2,238.3)
Real Estate Properties
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	15,742.7	15,452.8
Total realized and unrealized gains included in changes in net assets	315.8	177.5
Purchases	1,151.8	682.9
Sales	(1,679.2)	(570.5)
Ending balance	15,531.1	15,742.7
Real Estate Joint Ventures
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	5,860.6	5,622.4
Total realized and unrealized gains included in changes in net assets	116.3	123.5
Purchases	941.5	419.0
Settlements	(561.8)	(304.3)
Ending balance	6,356.6	5,860.6
Loans Receivable
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	298.8	295.7
Total realized and unrealized gains included in changes in net assets	0.3	1.2
Purchases	939.2	1.9
Sales	(257.3)
Settlements	(68.0)
Ending balance	913.0	298.8
Total Level 3 Investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	21,902.1	21,370.9
Total realized and unrealized gains included in changes in net assets	432.4	302.2
Purchases	3,032.5	1,103.8
Sales	(1,936.5)	(570.5)
Settlements	(629.8)	(304.3)
Ending balance	$ 22,800.7	$ 21,902.1